SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Operating lease:
Right-of-use assets, net	$ 7,528,176	$ 7,363,312
Lease liabilities:
Current lease liabilities	2,299,696	1,924,657
Non-current lease liabilities	5,377,461	5,572,603
Total lease liabilities	$ 7,677,157	$ 7,497,260